INVESTMENT PROPERTY	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about investment property [abstract]
Disclosure of investment property [text block]
13.	INVESTMENT PROPERTY

	2018	2017
	RMB’000	RMB’000
Cost
At December 31, 2018 and 2017	37,253	37,253

Accumulated depreciation
As of beginning of the year	(1,750)	(1,570)
Depreciation for the year	(136)	(180)
As of end of the year	(1,886)	(1,750)

Impairment for the year
As of beginning of the year	(30,509)	(28,892)
Impairment losses recognized in profit or loss transferred from property, plant and equipment	(4,858)	(1,617)
As of end of the year	(35,367)	(30,509)

Carrying amount
At December 31, 2018 and 2017	-	4,994

The fair value of this investment property, which is the estimation of the depreciated replacement cost, as of December 31, 2018 was RMB35,400,000.

At the end of the reporting period, the Company assessed the recoverable amount of investment property, and determined that carrying amount was impaired by RMB4,858,000 (2017: 1,617,000).